Credit risk (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Gross Carrying Amounts Of Loans To Customers
	2021
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	754,393	754,393
Accrued interest	-	-	398,610	398,610
Gross loans receivable	-	-	1,153,003	1,153,003
Credit impairment losses	-	-	(597,870)	(597,870)
Carrying amount	-	-	555,133	555,133

	2020
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	762,992	762,992
Accrued interest	-	-	377,983	377,983
Gross loans receivable	-	-	1,140,975	1,140,975
Credit impairment losses	-	-	(478,792)	(478,792)
Carrying amount	-	-	662,183	662,183